Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Gores Holdings VIII, Inc.
Entity Central Index Key	0001841080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This proxy statement/prospectus relates to an Agreement and Plan of Merger, dated December 13, 2021 (as it may be amended from time to time, the “Merger Agreement”), by and among Gores Holdings VIII, Inc., a Delaware corporation (“we,” “us,” “our” or the “Company”), Frontier Merger Sub, Inc., a Delaware corporation (“First Merger Sub”), Frontier Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), and Footprint International Holdco, Inc., a Delaware corporation (“Footprint”), a copy of which is attached to this proxy statement/prospectus as Annex A. Pursuant to the Merger Agreement and in connection therewith, among other things and subject to the terms and conditions contained therein, at the closing of the Business Combination, First Merger Sub will merge with and into Footprint, with Footprint continuing as the surviving corporation (the “First Merger”), and, immediately following the First Merger and as part of the same overall transaction as the First Merger, the surviving corporation will merge with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers,” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). In connection with the Business Combination, holders of shares of common stock or preferred stock of Footprint (“Footprint Stockholders”), holders of Footprint warrants and options and holders of any convertible promissory note that entitles the holder thereof to convert outstanding amounts thereunder into common stock or preferred stock of Footprint (such holders collectively, the “Footprint Equity Holders”) will collectively receive in exchange for their shares or equity awards, an aggregate of 161,776,650 shares, or equity awards exercisable for shares, of Class A common stock, par value $0.0001 per share, of the Company (“Class A Stock”) (deemed to have a value of $10.00 per share). In addition, holders of Footprint common stock, Footprint Class A Preferred Stock or Footprint warrants (collectively, “Footprint Securityholders”) may additionally receive a portion of an aggregate of up to 17,584,125 shares of Class A Stock to be issued following the Business Combination upon the occurrence of certain triggering events, subject to adjustment in connection with redemptions of shares of Class A Stock in connection with the Business Combination. In addition, and in connection with the foregoing and concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors, including certain individuals, institutional investors, KSP Footprint Investments, LLC and Gores Sponsor VIII LLC (our “Sponsor” and, such agreements collectively, the “Subscription Agreements” and such investors party thereto collectively, the “Subscribers”), pursuant to which the Subscribers, including our Sponsor, have agreed to purchase an aggregate of 31,055,000 shares of Class A Stock in a private placement for $10.00 per share (the “PIPE Investment”). This proxy statement/prospectus serves as: • a proxy statement for the special meeting of the Company in lieu of the 2022 annual meeting of the Company being held on [●], 2022 (including any adjournment or postponement thereof, the “Special Meeting”), where Company stockholders will vote on, among other things, proposals to approve the Merger Agreement and the transactions contemplated thereby, including the Business Combination; and • a prospectus for the Class A Stock that Footprint Stockholders who did not deliver a written consent adopting the Merger Agreement in connection with the execution of the Merger Agreement will receive in the Business Combination. This proxy statement/prospectus does not serve as a prospectus for the Class A Stock that our Sponsor and current independent directors (collectively, our “Initial Stockholders”) or Footprint Stockholders who delivered a written consent adopting the Merger Agreement in connection with the execution of the Merger Agreement will receive in the Business Combination. The units (“Public Units”) issued as part of the Company’s IPO, comprising one share of Class A stock (“Public Share”) and one-eighth of a warrant (“Public Warrant”), as well as the Public Shares and the Public Warrants are currently listed on Nasdaq under the symbols “GIIXU,” “GIIX” and “GIIXW,” respectively. We intend to apply to continue the listing of our Class A Stock and Public Warrants on Nasdaq under the symbols “FOOT” and “FOOTW,” respectively, upon the closing of the Business Combination. Additionally, in connection with the closing of the Business Combination, the name of the Company will be changed to Footprint International, Inc. Upon consummation of the Business Combination and without giving effect to any issuance of Earn Out Shares, the exercise of warrants of the Company or any issuance pursuant to the any incentive plans, it is expected that the holders (“Public Stockholder”) of Public Shares, our Initial Stockholders and Footprint Equity Holders will hold shares of the Company as set forth below: